Property and equipment, net	12 Months Ended
Dec. 31, 2014
Property and equipment, net

7. Property and equipment, net

Property and equipment, net consisted of the following:

	December 31,
	2013	2014
Buildings	$27,961,937	$27,644,891
Computers and office equipment	12,188,023	12,820,490
Leasehold improvements	2,780,058	869,130
Vehicles	916,226	872,860
Information Technology equipment	845,512	839,068
Machinery	640,580	644,474

	$45,332,336	$43,690,913
Less: accumulated depreciation and amortization	(16,286,927)	(16,861,205)

	$29,045,409	$26,829,708
Construction in progress	709,673	10,476

	$29,755,082	$26,840,184

Depreciation and amortization expenses for property and equipment were $3,307,549, $3,470,338 and $3,066,565 for the years ended December 31, 2012, 2013 and 2014, respectively. In 2014, the Group early terminated a lease on one of its offices, and wrote-off the related leasehold improvement with the carrying amount of $529,187 and recognized a loss on disposal of $529,187.